[Aetna Letterhead]                            Aetna Inc.
[Aetna Logo]                                  151 Farmington Avenue
                                              Hartford, CT 06156

                                              Ellen Valvo
                                              Paralegal
                                              Law Division, ALT5
                                              Investments & Financial Services
                                              (860) 275-2166
                                              Fax:  (860) 275-2158
July 1, 1998

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filing Desk

Re:    Aetna Series Fund, Inc.
       Files Nos. 33-41694; 811-6352
       Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), this is to certify that the Statement of Additional Information and the Class A and Class C Shares Prospectus of Aetna Series Fund, Inc. (the "Fund") that would be filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 26 to the Fund's Registration Statement on Form N-1A ("Amendment No. 26"), effective June 30, 1998. The text of Amendment No. 26 has been filed electronically (Accession No. 0000980146-98-001122).

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo

Ellen Valvo